UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Intermediate Bond Fund                                                             as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 8.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	$152	$151,277
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	294,615
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	118	118,087
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	140	139,774
WFS Financial Owner Trust, 3.11%, 8/20/10	144	142,439
Total Asset Backed Securities (identified cost, $854,644)		$846,192

Corporate Bonds & Notes — 15.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$266,662
Countrywide Home Loan, 5.625%, 7/15/09	250	253,983
Emerson Electric, 7.125%, 8/15/10	200	218,800
Morgan Stanley, 5.30%, 3/1/13	250	250,871
Target Corp., 7.50%, 8/15/10	250	276,779
Verizon Global Funding Corp., 7.375%, 9/1/12	250	279,181
Total Corporate Bonds & Notes (identified cost, $1,502,071)		$1,546,276

Collateralized Mortgage Obligations — 19.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	$21	$20,629
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22	4	4,063
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	83	82,721
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	273	270,816
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	300	298,047
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	289	287,400

1

Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	$129	$129,019
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	211	207,929
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	109	103,053
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	496,585
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	150	149,278
Total Collateralized Mortgage Obligations (identified cost, $2,123,363)		$2,049,540

U.S. Government Agencies — 19.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 5.125%, 3/6/06	$250	$250,206
Federal Home Loan Mortgage Corp., 4.125%, 10/18/10	350	340,747
Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	175	169,530
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	203,045
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	208,641
Federal National Mortgage Assn., 3.26%, 6/29/06	250	248,415
Federal National Mortgage Assn., 4.375%, 9/15/12	265	259,306
Federal National Mortgage Assn., 4.375%, 10/15/15	100	96,700
Federal National Mortgage Assn., 6.25%, 2/1/11	250	264,314
Total U.S. Government Agencies (identified cost, $2,028,866)		$2,040,904

Mortgage-Backed Securities — 19.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$3	$3,011
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	186	180,676
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	49	47,506
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	179	177,219
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	247	240,746
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	182	171,767
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	336	327,839
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	195	189,861
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	94	91,056

2

Federal National Mortgage Assn., Pool #735095, 4.50%, 12/1/19	$477	$465,167
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	118	114,588
Total Mortgage-Backed Securities (identified cost, $2,034,599)		$2,009,436

U.S. Treasury Obligations — 14.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 3.915%, 2/16/06	$100	$99,500
U.S. Treasury Note, 3.875%, 2/15/13	100	96,957
U.S. Treasury Note, 4.25%, 8/15/14	200	197,875
U.S. Treasury Note, 4.375%, 12/15/10	350	350,383
U.S. Treasury Note, 4.75%, 5/15/14	150	153,697
U.S. Treasury Note, 4.875%, 2/15/12	42	43,134
U.S. Treasury Note, 5.00%, 8/15/11	450	464,607
U.S. Treasury Strip, 0.00%, 5/15/09	95	82,069
Total U.S. Treasury Obligations (identified cost, $1,482,739)		$1,488,222
Total Investments — 96.7% (identified cost $10,026,282)		$9,980,570
Other Assets, Less Liabilities — 3.3%		$343,752
Net Assets — 100.0%		$10,324,322

The Fund did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,071,765
Gross unrealized appreciation	$60,951
Gross unrealized depreciation	(152,146)
Net unrealized depreciation	$(91,195)

3

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of December 31, 2005 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2005, the value of the Fund’s investment in the Portfolio was $32,795,844 and the Fund owned approximately 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio                                                                                                       as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Advertising — 0.9%
Omnicom Group, Inc.	3,500	$297,955
		$297,955
Apparel and Footwear — 1.3%
Nike, Inc., Class B	5,000	433,950
		$433,950
Banks — 2.8%
Bank of New York Co., Inc. (The)	17,000	541,450
Wachovia Corp.	7,000	370,020
		$911,470
Beverages — 1.4%
PepsiCo, Inc.	8,000	472,640
		$472,640
Biotechnology — 3.0%
Amgen, Inc. (1)	12,600	993,636
		$993,636
Chemicals — 1.4%
Rohm & Haas Co.	9,300	450,306
		$450,306
Communications Equipment — 1.9%
Motorola, Inc.	27,000	609,930
		$609,930
Computer Hardware — 2.0%
Dell, Inc. (1)	21,700	650,783
		$650,783
Diversified Financial Services — 9.7%
A.G. Edwards, Inc.	8,000	374,880
American Express Co.	12,000	617,520
Capital One Financial Corp.	4,000	345,600
Citigroup, Inc.	14,000	679,420
Franklin Resources, Inc.	4,000	376,040
Merrill Lynch & Co., Inc.	11,600	785,668
		$3,179,128
Electrical Equipment — 2.5%
Emerson Electric Co.	11,000	821,700
		$821,700
Electronic Equipment & Instruments — 1.1%
Molex, Inc.	14,000	363,300
		$363,300

1

Foods — 2.0%
General Mills, Inc.	13,000	$641,160
		$641,160
Health and Personal Care — 1.3%
Estee Lauder Cos., Inc. (The), Class A	13,000	435,240
		$435,240
Health Care - Drugs Major — 7.0%
Forest Laboratories, Inc. (1)	12,000	488,160
Johnson & Johnson Co.	12,000	721,200
Pfizer, Inc.	26,850	626,142
Schering-Plough Corp.	22,000	458,700
		$2,294,202
Health Care - Equipment — 4.7%
Biomet, Inc.	15,000	548,550
Medtronic, Inc.	17,000	978,690
		$1,527,240
Health Services — 1.0%
Express Scripts, Inc. (1)	4,000	335,200
		$335,200
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	7,600	406,372
		$406,372
Household Products — 3.3%
Colgate-Palmolive Co.	8,000	438,800
Procter & Gamble Co.	11,000	636,680
		$1,075,480
Industrial Conglomerates — 3.4%
General Electric Co.	32,000	1,121,600
		$1,121,600
Industrial Gases — 1.8%
Air Products and Chemicals, Inc.	10,000	591,900
		$591,900
Insurance - Life and Health — 3.4%
Aflac, Inc.	11,000	510,620
UnitedHealth Group, Inc.	9,500	590,330
		$1,100,950
Internet Services — 1.8%
eBay, Inc. (1)	14,000	605,500
		$605,500

2

IT Consulting and Services — 6.0%
CDW Corp.	9,000	$518,130
First Data Corp.	14,431	620,677
Fiserv, Inc. (1)	10,000	432,700
SEI Investments Co.	11,000	407,000
		$1,978,507
Machinery - Industrial — 2.9%
Caterpillar, Inc.	10,000	577,700
Dover Corp.	9,400	380,606
		$958,306
Manufacturing - Diversified — 3.5%
3M Co.	7,000	542,500
Illinois Tool Works, Inc.	7,000	615,930
		$1,158,430
Networking Equipment — 2.7%
Cisco Systems, Inc. (1)	52,600	900,512
		$900,512
Oil and Gas - Equipment and Services — 2.0%
Baker Hughes, Inc.	11,000	668,580
		$668,580
Oil and Gas - Exploration and Production — 1.9%
National-Oilwell Varco, Inc. (1)	10,000	627,000
		$627,000
Oil and Gas - Integrated — 2.2%
Exxon Mobil Corp.	13,000	730,210
		$730,210
Retail - Food and Drug — 1.6%
Walgreen Co.	12,000	531,120
		$531,120
Retail - Home Improvement — 2.8%
Lowe’s Companies, Inc.	14,000	933,240
		$933,240
Retail - Office Supplies — 1.4%
Staples, Inc.	20,500	465,555
		$465,555
Retail - Specialty and Apparel — 3.7%
Bed Bath and Beyond, Inc. (1)	9,000	325,350
Costco Wholesale Corp.	10,000	494,700
Kohl’s Corp. (1)	8,000	388,800
		$1,208,850

3

Semiconductors — 5.5%
Intel Corp.	35,300	$881,088
Linear Technology Corp.	18,000	649,260
Maxim Integrated Products, Inc.	8,000	289,920
		$1,820,268
Systems Software — 2.6%
Microsoft Corp.	32,000	836,800
		$836,800
Total Common Stocks (identified cost $27,014,908)		$32,137,020
Total Investments — 97.7% (identified cost $27,014,908)		$32,137,020
Other Assets, Less Liabilities — 2.3%		$770,403
Net Assets — 100.0%		$32,907,423

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,014,908
Gross unrealized appreciation	$5,417,247
Gross unrealized depreciation	(295,135)
Net unrealized appreciation	$5,122,112

4

Eaton Vance-Atlanta Capital Small-Cap Fund as of December 31, 2005 (Unaudited)

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2005, the value of the Fund’s investment in the Portfolio was $19,752,605 and the Fund owned approximately 85.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Portfolio                                                                                                                      as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Air Freight — 2.7%
Forward Air Corp.	16,700	$612,055
		$612,055
Airlines — 1.3%
SkyWest, Inc.	11,400	306,204
		$306,204
Applications Software — 7.7%
ANSYS, Inc. (1)	11,000	469,590
Fair Isaac Corp.	5,362	236,840
Jack Henry & Associates, Inc.	20,800	396,864
Kronos, Inc. (1)	6,900	288,834
National Instruments Corp.	12,250	392,612
		$1,784,740
Auto and Parts — 1.6%
Adesa, Inc.	15,200	371,184
		$371,184
Automobiles — 1.1%
Winnebago Industries	7,400	246,272
		$246,272
Banks — 9.2%
Capital City Bank Group, Inc.	12,300	421,767
PrivateBancorp, Inc.	4,800	170,736
Seacoast Banking Corp. of Florida	25,020	574,209
Texas Regional Bancshares, Class A	12,573	355,816
UCBH Holdings, Inc.	20,700	370,116
Westamerica Bancorporation	4,200	222,894
		$2,115,538
Broadcast Media — 0.8%
Cox Radio, Inc., Class A (1)	13,800	194,304
		$194,304
Building and Construction — 2.0%
Eagle Materials, Inc.	2,100	256,956
M/I Homes, Inc.	5,100	207,162
		$464,118
Business Services — 1.9%
Advisory Board Co., (The) (1)	3,600	171,612
McGrath Rentcorp	9,500	264,100
		$435,712

Consumer Finance — 2.3%
Financial Federal Corp.	11,700	$520,065
		$520,065
Containers and Packaging — 1.6%
AptarGroup, Inc.	7,000	365,400
		$365,400
Distribution/Wholesale — 2.5%
Scansource, Inc. (1)	10,400	568,672
		$568,672
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. (1)	5,000	185,250
		$185,250
Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc. (1)	10,200	818,550
		$818,550
Diversified Manufacturing — 0.8%
Raven Industries, Inc.	6,600	190,410
		$190,410
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	225,852
		$225,852
Electrical Equipment — 3.7%
Brady Corp., Class A	7,100	256,878
Genlyte Group, Inc. (The) (1)	11,000	589,270
		$846,148
Entertainment — 2.3%
Speedway Motorsports, Inc.	15,000	520,050
		$520,050
Gas Utilities — 0.9%
Piedmont Natural Gas Co., Inc.	9,000	217,440
		$217,440
Health Care - Equipment — 5.3%
Diagnostic Products Corp.	10,500	509,775
Mine Safety Appliances Co.	6,600	238,986
Young Innovations, Inc.	14,000	477,120
		$1,225,881
Health Care - Supplies — 2.9%
ICU Medical, Inc. (1)	9,600	376,416
Mentor Corp.	6,400	294,912
		$671,328

Health Services — 0.9%
CorVel Corp. (1)	11,000	$208,890
		$208,890
Household Products — 0.9%
Church & Dwight Co., Inc.	6,150	203,134
		$203,134
Housewares — 2.0%
Matthews International Corp.	12,800	466,048
		$466,048
Insurance - Property and Casualty — 4.7%
Alfa Corp.	14,600	235,060
Midland Co.	9,200	331,568
RLI Corp.	10,400	518,648
		$1,085,276
IT Consulting & Services — 4.3%
FactSet Research Systems, Inc.	17,700	728,532
Manhattan Associates, Inc. (1)	12,600	258,048
		$986,580
Machinery - Industrial — 1.5%
Graco, Inc.	9,500	346,560
		$346,560
Medical Services/Supplies — 1.5%
Sybron Dental Specialties, Inc. (1)	8,800	350,328
		$350,328
Metals - Industrial — 1.2%
Simpson Manufacturing Co., Inc.	7,400	268,990
		$268,990
Multi-Utilities — 1.5%
Energen Corp.	9,600	348,672
		$348,672
Oil and Gas - Equipment and Services — 2.6%
CARBO Ceramics, Inc.	4,850	274,122
Hydril Co. (1)	5,100	319,260
		$593,382
Oil and Gas - Exploration and Production — 3.2%
Berry Petroleum Co.	6,000	343,200
Holly Corp.	6,600	388,542
		$731,742
Packaged Foods — 1.2%
Tootsie Roll Industries, Inc.	9,709	280,881
		$280,881

Publishing — 0.8%
Lee Enterprises, Inc.	5,200	$191,932
		$191,932
REITs — 1.4%
Universal Health Realty Income Trust	10,200	319,668
		$319,668
Restaurants — 1.2%
Sonic Corp. (1)	9,175	270,663
		$270,663
Retail - Food — 1.9%
Casey’s General Stores, Inc.	9,300	230,640
Ruddick Corp.	9,700	206,416
		$437,056
Semiconductors — 2.1%
Power Integrations, Inc. (1)	12,800	304,768
Varian Semiconductor Equipment Associates, Inc. (1)	4,200	184,506
		$489,274
Services - Diversified Commercial — 2.5%
ABM Industries, Inc.	19,760	386,308
G & K Services, Inc.	4,900	192,325
		$578,633
Specialty Store — 2.1%
Aaron Rents, Inc.	23,500	495,380
		$495,380
Waste Management — 2.5%
Landauer, Inc.	12,700	585,343
		$585,343
Total Common Stocks (identified cost $16,809,269)		$22,123,605
Total Investments — 96.0% (identified cost $16,809,269)		$22,123,605
Other Assets, Less Liabilities — 4.0%		$932,547
Net Assets — 100.0%		$23,056,152

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,809,269
Gross unrealized appreciation	$5,831,297
Gross unrealized depreciation	(516,961)
Net unrealized appreciation	$5,314,336

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	February 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	February 26, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2006